Income Taxes (Details 5) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2012 PRC PRC subsidiaries USD ($)	Dec. 31, 2012 PRC PRC subsidiaries CNY	Dec. 31, 2012 PRC Fine Silicon USD ($)	Dec. 31, 2012 PRC Fine Silicon CNY	Dec. 31, 2011 PRC Fine Silicon CNY
Tax loss carryforwards
Tax loss carryforwards					$ 547,686	3,412,136
Tax loss carryforward in 2013						8,020
Tax loss carryforward in 2014						25,464
Tax loss carryforward in 2015						55,486
Tax loss carryforward in 2016						481,892
Tax loss carryforward in 2017						2,841,274
Increase valuation allowance for net deferred tax assets	31,253	194,715	627,295				31,253	194,715
Valuation allowance for net deferred tax assets	$ 131,943	822,010	627,295				$ 131,943	822,210	627,295